INSURANCE RESERVES	12 Months Ended
Dec. 31, 2013
Insurance Loss Reserves [Abstract]
INSURANCE RESERVES
NOTE 24: INSURANCE RESERVES

EH has consistently made a provision for loss reserves by estimating the potential liability on a claim-by-claim basis. Activity in the liability for outstanding claims and claim adjustment expenses for the year ended December 31, comprises of:

	2012	2013
	(EUR in millions)
Property and casualty reserves
Reserve for outstanding claims and claim adjustment expenses as at January 1,	750	638
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	170	114
Change in provision for insured events of prior years	(61)	(10)
Total incurred claims and claim adjustment expenses	109	104
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(62)	(37)
Claims and claim adjustment expenses attributable to insured events of prior years	(104)	(83)
Total payments	(166)	(120)
Changes in unearned premium reserves	(55)	(19)
Reserves for outstanding claims and claim adjustment expenses as at December 31,	638	603

The share of reinsurers in property and casualty insurance reserves amounted to EUR 102 million and EUR 588 million at December 31, 2012 and 2013 respectively. The change in the provision for insured events of prior years is due to the adjustment of the case reserves as new information becomes available.

	2012	2013
	(EUR in millions)
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January	2,011	1,879
Increase in reserves	223	300
Paid claims and other movements	(355)	(278)
Mathematical and other future policy benefit liabilities at December 31,	1,879	1,901
Total insurance reserves	2,517	2,504

Interest assumptions used in estimating insurance contract liabilities are based on estimates of investment yields, net of related investment expenses, expected at the time the insurance contracts are made, and include a risk of adverse deviation. Interest assumptions are adjusted in the event that a premium deficiency exists. The interest rate used to estimate 2013 insurance contract liabilities was 3.75%.

Reinsurance arrangements
The reinsurance program of EH is designed to minimize the Group’s exposure to large claims and reduce accumulation against catastrophic risks. The level of risk retained by the Group is determined by the levels of Shareholder Equity, Gross Written Premium and Possible Maximum Loss per type of risk underwritten.

Income from insurance operations at December 31, comprised:

	2011	2012	2013
	(EUR in millions)
Gross written premiums	776	630	511
Cancellation commissions	3	3	2
Other insurance related income / (expense)	(2)	-	-
Total income from insurance operations	777	633	513

Reinsurance

We assume and cede reinsurance with other insurance companies, mainly in the property and casualty lines of business.
Our reinsurance program consists of non-proportional treaties in motor and property, per risk and catastrophe business, which are our main lines of property and casualty business. Other lines of business are covered mainly by proportional treaties.
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

Short-duration life insurance contracts
	2011	2012	2013
	(EUR in millions)
Premiums written	227	226	153
Reinsurance ceded	(5)	(4)	(4)
Net written premiums	222	222	149

Premiums earned	204	233	151
Reinsurance ceded	(10)	(8)	(8)
Net earned premiums	194	225	143

Included in premiums earned for 2011, 2012 and 2013 are premiums assumed of NIL, NIL and EUR 1 million respectively.
Premiums earned on long-duration life insurance contracts amounted to EUR 125 million, EUR 87 million and EUR 151 million for 2011, 2012 and 2013 respectively.

Property and casualty insurance contracts
	2011	2012	2013
	(EUR in millions)
Direct premiums written	453	310	259
Reinsurance assumed	11	7	8
Reinsurance ceded	(71)	(73)	(58)
Net premiums written	393	244	209

Direct premiums earned	513	372	279
Reinsurance assumed	3	4	4
Reinsurance ceded	(81)	(70)	(60)
Net premiums earned	435	306	223